Derivative Instruments - Schedule of Notional Amounts of Trading Derivatives (Detail) - CAD ($) $ in Millions		Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 13,355,846	$ 8,382,140
Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,460,001	1,338,195
Foreign exchange contracts [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	780,954	702,068
Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	4,035	1,032
Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1],[2]	564,366	481,773
Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		125,144	148,480
Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		18,574	24,525
Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		35,285	44,836
Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[3]	26,937	27,870
Trading Derivatives [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		12,946,853	8,040,414
Trading Derivatives [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		304,801	266,927
Trading Derivatives [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		11,079,640	6,328,488
Trading Derivatives [Member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		167,264	121,967
Trading Derivatives [Member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		156,780	99,014
Trading Derivatives [Member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	9,254,984	5,683,145
Trading Derivatives [Member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		132,653	22,397
Trading Derivatives [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,367,959	401,965
Trading Derivatives [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,410,331	1,268,649
Trading Derivatives [Member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	52,994	73,860
Trading Derivatives [Member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	57,652	79,462
Trading Derivatives [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	4,035	1,032
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	54,169	53,837
Trading Derivatives [Member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	677,765	578,685
Trading Derivatives [Member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	563,716	481,773
Trading Derivatives [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		125,144	148,480
Trading Derivatives [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		35,716	39,863
Trading Derivatives [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		35,569	39,256
Trading Derivatives [Member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		18,574	24,525
Trading Derivatives [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		35,285	44,836
Trading Derivatives [Member] | Credit Contracts [Member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		16,927	16,771
Trading Derivatives [Member] | Credit Contracts [Member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		10,010	11,099
Trading Derivatives [Member] | Exchange Traded [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,737,792	719,832
Trading Derivatives [Member] | Exchange Traded [Member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		189,112	162,102
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,443,479	436,892
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		37,264	23,854
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		38,256	11,073
Trading Derivatives [Member] | Exchange Traded [Member] | Interest rate swap contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		1,367,959	401,965
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	8,168	7,580
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,851	1,127
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	2,282	5,421
Trading Derivatives [Member] | Exchange Traded [Member] | Foreign exchange contracts [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	4,035	1,032
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		97,033	113,258
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		30,397	34,177
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		31,351	34,245
Trading Derivatives [Member] | Exchange Traded [Member] | Commodity contract [member] | Futures contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		35,285	44,836
Trading Derivatives [Member] | Over the Counter [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		11,209,061	7,320,582
Trading Derivatives [Member] | Over the Counter [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		115,689	104,825
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		9,636,161	5,891,596
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		130,000	98,113
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		118,524	87,941
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[4]	9,254,984	5,683,145
Trading Derivatives [Member] | Over the Counter [member] | Interest rate swap contract [member] | Forward rate agreements [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		132,653	22,397
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	1,402,163	1,261,069
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	51,143	72,733
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	55,370	74,041
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	54,169	53,837
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Cross currency interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	677,765	578,685
Trading Derivatives [Member] | Over the Counter [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount	[1]	563,716	481,773
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		28,111	35,222
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		5,319	5,686
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		4,218	5,011
Trading Derivatives [Member] | Over the Counter [member] | Commodity contract [member] | Swap contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		18,574	24,525
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		26,937	27,870
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Purchased options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		16,927	16,771
Trading Derivatives [Member] | Over the Counter [member] | Credit Contracts [Member] | Written options [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Notional amount		$ 10,010	$ 11,099

[1]	Gold contracts are included in foreign exchange contracts.
[2]	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon close of the transaction. Refer to Note 10 for further details.
[3]	Under the SA-CCR, excludes loan commitment derivatives.
[4]	Includes derivatives entered into in relation to our acquisition of Bank of the West and its subsidiaries, which were settled upon completion of the transaction. Refer to Note 10 for further details.